Summary of Significant Accounting Policies - Summary of Changes in Fair Value of Derivative Liabilities (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 777,024	$ 540,517	$ 540,517
New derivative liability		870,268	870,268	732,160
Reclassification to additional paid in capital from conversion of debt to common stock	(144,585)	(368,811)	(678,812)
Change in fair value	536,345	736,298	45,051	(191,643)
Ending balance	$ 1,168,784	$ 1,778,272	$ 777,024	$ 540,517